Accounts payable and accrued liabilities (Tables)	14 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

As at	December 31, 2022	October 31, 2022
Trade payables	$26.5	$16.3
Accrued fixed assets	35.4	7.2
Accrued expenses	4.4	16.3
Accrued compensation	9.6	7.7
Total accounts payable and accrued liabilities	$75.9	$47.5